FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
18. FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES

The Company did not hold any derivative instruments during 2012, 2011 and 2010, or as of December 31, 2012 or 2011.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect on the value of the Company's cash flows.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
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The estimated fair value for the working capital, cooperative arrangements is consider to be equal to the carrying values since it is not possible to estimate the time or period of repayment, and the effect of this discounting the outstanding balance is not expected to be material as compared to carrying value.

-	The estimated fair value for the long-term debt is considered to be equal to the carrying values since it bears variable interest rates.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the balance sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets.
Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2012 and 2011 are as follows:

All figures in USD '000	Fair Value Hierarchy Level	2012 Fair Value	2012 Carrying Value	2011 Fair Value	2011 Carrying Value
Cash and Cash Equivalents	1	55,511	55,511	24,006	24,006
Marketable Securities	1	549	549	583	583
Working capital, cooperative arrangements (current assets)		–	–	12,779	12,779
Working capital, Related Party		36,987	36,987	18,941	18,941
Credit Facility		(250,000)	(250,000)	(230,000)	(230,000)

The valuation of vessels measured at fair value on a non-recurring basis as of the valuation date:

In accordance with the provisions of relevant guidance, a long-lived asset held and used with a carrying amount of $41.4 million was written down to its fair value of $29.4 million as determined based on estimated discounted operating cashflow, using the income approach, resulting in an impairment charge of $12.0 million, which was included in the statement of operations for December 31, 2012.  The input factors to the discounted cash flow model are similar to those used for the undiscounted cash flow when testing for impairment (see Note 2) and are significantly based on unobservable inputs (Level 3) assessed from the perpective of a willing market participant.